Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	4 Months Ended	7 Months Ended	10 Months Ended	13 Months Ended	16 Months Ended	19 Months Ended	22 Months Ended	25 Months Ended	28 Months Ended	31 Months Ended	34 Months Ended	37 Months Ended	40 Months Ended	43 Months Ended	46 Months Ended	49 Months Ended	52 Months Ended	55 Months Ended	58 Months Ended
	Jul. 26, 2021	Aug. 31, 2021	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000222697
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,220	$ 10,030	$ 9,586	$ 8,984	$ 8,504	$ 8,851	$ 8,829	$ 9,037	$ 9,639	$ 9,723	$ 10,703	$ 11,104	$ 11,758	$ 12,232	$ 12,137	$ 12,319	$ 13,316	$ 14,034	$ 14,975	$ 15,798
C000222696
Account Value [Line Items]
Accumulated Value	500,000	511,000	502,000	479,815	449,699	425,708	443,574	442,426	452,836	483,546	488,230	537,330	557,976	590,798	614,620	610,574	619,743	670,444	707,122	754,686	796,705
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000	10,233	10,276	9,799	9,197	8,874	9,166	9,008	9,384	10,183	10,322	11,585	11,972	12,846	13,881	13,616	13,543	14,881	15,767	15,933	17,530
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	500,000	511,655	513,804	489,956	459,835	443,697	458,300	450,402	469,191	509,175	516,085	579,226	598,608	642,295	694,059	680,784	677,135	744,034	788,368	796,629	876,519
S&P Target Date 2055 Index
Account Value [Line Items]
Accumulated Value	10,000	10,224	10,056	9,779	9,267	8,780	9,109	9,179	9,336	9,909	10,002	10,922	11,302	11,995	12,362	12,326	12,614	13,623	14,311	15,185	16,117
S&P Target Date 2055 Index
Account Value [Line Items]
Accumulated Value	$ 500,000	$ 511,193	$ 502,798	$ 488,940	$ 463,343	$ 439,018	$ 455,471	$ 458,927	$ 466,819	$ 495,453	$ 500,107	$ 546,111	$ 565,093	$ 599,746	$ 618,076	$ 616,297	$ 630,687	$ 681,131	$ 715,530	$ 759,274	$ 805,871